Employee benefits (Details 17) - Industrias Quimica Falcon de Mexico [Member] ₨ in Millions	Mar. 31, 2019 INR (₨)
During the year ended March 31, 2020 (estimated)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 36
March 31, 2020
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	5
March 31, 2021
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	7
March 31, 2022
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	10
March 31, 2023
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	12
March 31, 2024
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	19
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 627